GENERAL AND ADMINISTRATIVE - Disclosure of General and Administrative Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Selling, general and administrative expense [abstract]
Salary and related costs	$ 3,539,068	$ 2,601,211
Investor relations and communication costs	1,358,257	837,683
Office and general	1,389,313	1,038,661
Professional fees	2,254,879	750,861
Transfer agent and filing costs	575,096	351,242
Travel	618,289	313,784
Conferences	129,643	86,343
Automobile	41,973	21,916
Bank charges	17,749	14,779
Other	106,102	77,438
Total general and administrative	$ 10,030,369	$ 6,093,918